HIGH INCOME ADVANTAGE TRUST III      Two World Trade Center, New York, New York
                                     10048

LETTER TO THE SHAREHOLDERS July 31, 1997

DEAR SHAREHOLDER:

During the six-month period ended July 31, 1997, the high-yield market, benefiting from a healthy economy, improved credit quality and a relatively favorable interest-rate environment, posted strong returns relative to other sectors of the fixed-income market. This sector's overall vitality came despite some market weakness in March and April following the Federal Reserve Board's rate hike.

Continued strength in the economy has resulted in solid earnings improvements on the part of many high-yield companies during the first two quarters of 1997, and has provided the fuel for the sharp equity market advance experienced over the past year. Many high-yield companies have taken advantage of higher equity valuations to raise equity and strengthen their individual balance sheets. The resulting credit quality improvement has helped keep the high-yield market's performance strong relative to many of the other fixed-income markets.

PERFORMANCE AND PORTFOLIO STRATEGY

In this context, High Income Advantage Trust III produced a total return of
12.62 percent for the six-month period ended July 31, 1997, based on its closing market price on the New York Stock Exchange (NYSE) that day of $7.50 per share. Based on its net asset value (NAV) of $6.28 per share, the Trust's total return for the same period was 7.69 percent. Over the past six months, the Trust continued to distribute regular income dividends at a rate of $0.06 per share per month. For the six months, the Trust's distributions totaled approximately $0.36 per share. On July 31, 1997, the Trust's net assets exceeded $80 million.

As the economy has continued to expand over the past few years, the Trust has tended to concentrate on B-rated issues. In a growing economy one can generally find undervalued, upgrade candidates in this sector of the market that provide attractive yields as well as appreciation potential. Thus, we continue to feel that many of these issues are very attractive long-term investments. However, given the lower market yields available today and the potential for a modest Federal Reserve rate tightening

HIGH INCOME ADVANTAGE TRUST III
down the road, we have taken some defensive steps for the portfolio. These include increasing our allocation to the higher-quality end of the market (BB-rated issues or higher). We feel that these holdings will better protect shareholders during a potentially nervous market environment as well as provide the liquidity and portfolio flexibility needed to take advantage of future opportunities. In addition, the Trust has sold many of its heavy cyclical positions and is now focused mainly on more-predictable, recession-resistant and growth sectors of the economy. In some of these sectors, such as media and telecommunications, we expect to see continued consolidation, which should bode well for many of the Trust's individual holdings.

LOOKING AHEAD

The one- to two-year outlook for the high-yield market remains favorable, given our expectations for continued economic growth. We caution, however, that during this period the possibility exists for another round of investor nervousness as investors react to potential Federal Reserve Board moves.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

We thank you for your continued support of High Income Advantage Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

HIGH INCOME ADVANTAGE TRUST III

RESULTS OF SPECIAL MEETING (unaudited)

                             *         *         *

On May 20, 1997, a special meeting of the Trust's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

         Michael Bozic
         For................................................................  10,908,110
         Withheld...........................................................     185,591

         Charles A. Fiumefreddo
         For................................................................  10,905,122
         Withheld...........................................................     188,579

         Wayne E. Hedien
         For................................................................  10,902,563
         Withheld...........................................................     191,138

  The following Trustees were not standing for reelection at this meeting:
  Edwin J. Garn, John R. Haire, Dr. Manuel H. Johnson, Michael E. Nugent, Philip
  J. Purcell and John L. Schroeder.

(2) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE TRUST AND DEAN WITTER INTERCAPITAL INC., IN CONNECTION WITH THE PROPOSED MERGER WITH MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

         For................................................................  10,576,307
         Against............................................................     132,731
         Abstain............................................................     384,663

(3) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE TRUST'S INDEPENDENT ACCOUNTANTS:

         For................................................................  10,749,524
         Against............................................................      58,672
         Abstain............................................................     285,505

HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                              COUPON      MATURITY
THOUSANDS                                               RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             CORPORATE BONDS (87.0%)
             Aerospace (1.0%)
$    750     Sabreliner Corp. (Series B)...........     12.50%      04/15/03     $   785,625
                                                                                 -----------

             Automotive (3.7%)
   1,500     APS, Inc. ............................     11.875      01/15/06       1,451,250
   1,500     Toyota Motor Credit Corp. ............     15.00       09/26/97       1,519,680
                                                                                 -----------
                                                                                   2,970,930
                                                                                 -----------
             Broadcast Media (5.7%)
     750     Adams Outdoor Advertising L.P. .......     10.75       03/15/06         821,250
     750     Australis Holdings Ltd. (Australia)...     15.00++     11/01/02         607,500
     400     Echostar DBS Corp. - 144A*............     12.50       07/01/02         405,000
     750     Echostar Satellite Broadcasting.......     13.125++    03/15/04         549,375
   1,000     Paxson Communications Corp. ..........     11.625      10/01/02       1,095,000
     750     Spanish Broadcasting System, Inc. ....     12.50       06/15/02         847,500
     500     TCI Satellite Entertainment,
              Inc. - 144A*.........................     12.25++     02/15/07         302,500
                                                                                 -----------
                                                                                   4,628,125
                                                                                 -----------
             Business Services (2.0%)
   1,500     Anacomp, Inc. - 144A*.................     10.875      04/01/04       1,575,000
                                                                                 -----------

             Cable & Telecommunications (17.4%)
   1,000     Adelphia Communications,
              Inc. - 144A*.........................      9.875      03/01/07       1,012,500
     700     American Communication Services,
              Inc. - 144A*.........................     13.75       07/15/07         742,000
   1,600     American Communications Services,
              Inc. ................................     12.75++     04/01/06         952,000
     750     Cablevision Systems Corp. ............      9.875      04/01/23         793,125
     750     Charter Communication South East L.P.
              (Series B)...........................     11.25       03/15/06         821,250
     750     Falcon Holdings Group L.P. (Series
              B)...................................     11.00+      09/15/03         779,759
     750     FrontierVision Operating Partners,
              L.P. ................................     11.00       10/15/06         802,500
     350     GST Equipment Funding Corp. - 144A*...     13.25       05/01/07         385,000
   2,500     Hyperion Telecommunication, Inc.
              (Series B)...........................     13.00++     04/15/03       1,525,000
   8,750     In-Flight Phone Corp. (Series B)
              (a)..................................     14.00++     05/15/02         831,250
     800     IXC Communications, Inc. (Series B)...     12.50       10/01/05         904,000
     750     NextLink Communications, LLC..........     12.50       04/15/06         840,000
   1,100     Paging Network, Inc. .................     10.125      08/01/07       1,130,250
   1,000     Peoples Telephone Co., Inc. ..........     12.25       07/15/02       1,042,500
     750     Rifkin Acquisition Partners L.P. .....     11.125      01/15/06         810,000
     750     Shared Technology/Fairchild, Inc. ....     12.25++     03/01/06         720,000
                                                                                 -----------
                                                                                  14,091,134
                                                                                 -----------
             Consumer Products (2.2%)
   1,000     J.B. Williams Holdings, Inc. .........     12.00       03/01/04       1,050,000
     750     Renaissance Cosmetics, Inc. ..........     11.75       02/15/04         761,250
                                                                                 -----------
                                                                                   1,811,250
                                                                                 -----------

        SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                              COUPON      MATURITY
THOUSANDS                                               RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             Containers (2.0%)
$    750     Mail-Well Corp. ......................     10.50%      02/15/04     $   800,625
     750     Packaging Resources, Inc. ............     11.625      05/01/03         772,500
                                                                                 -----------
                                                                                   1,573,125
                                                                                 -----------
             Electrical & Alarm Systems (1.8%)
   1,750     Mosler, Inc. .........................     11.00       04/15/03       1,487,500
                                                                                 -----------

             Entertainment/Gaming & Lodging (10.9%)
     750     AMF Group Inc. (Series B).............     10.875      03/15/06         832,500
     250     Fitzgeralds Gaming Corp. (Units)++....     13.00       12/31/02         237,500
   1,500     Lady Luck Gaming Finance Corp. .......     11.875      03/01/01       1,488,750
   2,750     Motels of America, Inc. (Series B)....     12.00       04/15/04       2,667,500
     800     Players International, Inc. ..........     10.875      04/15/05         840,000
     750     Plitt Theaters, Inc. (Canada).........     10.875      06/15/04         795,000
     800     Station Casinos, Inc. (Series B)......      9.625      06/01/03         786,000
   1,250     Stuart Entertainment, Inc. (Series
              B)...................................     12.50       11/15/04       1,150,000
                                                                                 -----------
                                                                                   8,797,250
                                                                                 -----------
             Financial (3.8%)
   1,500     General Electric Capital Corp.**......     13.50       01/20/98       1,553,415
   1,500     Household Finance Corp.**.............     15.00       09/25/97       1,519,170
                                                                                 -----------
                                                                                   3,072,585
                                                                                 -----------
             Foods & Beverages (8.7%)
     750     Envirodyne Industries, Inc. ..........     10.25       12/01/01         753,750
     750     General Mills, Inc. ..................     13.50       01/21/98         776,782
   2,250     PepsiCo, Inc. (WI)....................     15.00       08/06/98       2,455,222
   7,300     Specialty Foods Acquisition Corp.
              (Series B)...........................     13.00++     08/15/05       3,029,500
                                                                                 -----------
                                                                                   7,015,254
                                                                                 -----------
             Healthcare (3.3%)
   1,000     Unilab Corp. .........................     11.00       04/01/06         960,000
   2,000     Unison Healthcare Corp. - 144A*.......     12.25       11/01/06       1,700,000
                                                                                 -----------
                                                                                   2,660,000
                                                                                 -----------
             Manufacturing (5.0%)
   1,000     Berry Plastics Corp. .................     12.25       04/15/04       1,105,000
     750     Exide Electronics Group, Inc. (Series
              B)...................................     11.50       03/15/06         870,000
   1,000     International Wire Group, Inc. .......     11.75       06/01/05       1,095,000
   1,000     Uniroyal Technology Corp. ............     11.75       06/01/03       1,000,000
                                                                                 -----------
                                                                                   4,070,000
                                                                                 -----------
             Manufacturing - Diversified (5.8%)
     800     Foamex L.P. ..........................     11.875      10/01/04         860,000
     800     Interlake Corp. ......................     12.125      03/01/02         838,000
     750     J.B. Poindexter & Co., Inc. ..........     12.50       05/15/04         785,625
   3,900     Jordan Industries, Inc. - 144A*.......     11.75++     04/01/09       2,203,500
                                                                                 -----------
                                                                                   4,687,125
                                                                                 -----------

        SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                              COUPON      MATURITY
THOUSANDS                                               RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             Publishing (2.2%)
$    800     American Media Operations, Inc. ......     11.625%     11/15/04     $   880,000
     875     United States Banknote Corp. .........     10.375      06/01/02         901,250
                                                                                 -----------
                                                                                   1,781,250
                                                                                 -----------
             Restaurants (5.2%)
   4,570     American Restaurant Group Holdings,
              Inc. ................................     14.00++     12/15/05       1,668,050
     750     Boston Chicken, Inc. (Conv.)..........      4.50       02/01/04         550,313
     750     Carrols Corp. ........................     11.50       08/15/03         806,250
   1,100     FRD Acquisition Corp. (Series B)......     12.50       07/15/04       1,174,250
                                                                                 -----------
                                                                                   4,198,863
                                                                                 -----------
             Retail (2.9%)
   4,400     County Seat Stores Co. (b)............     12.00       10/01/02       2,376,000
                                                                                 -----------

             Retail - Food Chains (2.0%)
     750     Jitney-Jungle Stores of America,
              Inc. ................................     12.00       03/01/06         862,500
     800     Pathmark Stores, Inc. ................      9.625      05/01/03         772,000
                                                                                 -----------
                                                                                   1,634,500
                                                                                 -----------
             Textiles (1.4%)
   1,505     U.S. Leather, Inc. ...................     10.25       07/31/03       1,128,750
                                                                                 -----------

             TOTAL CORPORATE BONDS
             (Identified Cost $74,127,238)..................................      70,344,266
                                                                                 -----------

NUMBER OF
 SHARES
---------
              COMMON STOCKS (c) (0.8%)
              Entertainment/Gaming & Lodging (0.0%)
   2,000      Motels of America, Inc. - 144A*............................         30,000
                                                                             -----------

              Foods & Beverages (0.1%)
  90,000      Specialty Foods Acquisition Corp. - 144A*..................         90,000
                                                                             -----------

              Manufacturing - Diversified (0.2%)
   5,000      Thermadyne Holdings Corp. (d)..............................        153,750
                                                                             -----------

              Oil & Gas (0.5%)
 186,600      Sheridan Energy, Inc. .....................................        419,850
                                                                             -----------

        SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued


NUMBER OF
 SHARES                                                                         VALUE
----------------------------------------------------------------------------------------
              Restaurants (0.0%)
   4,750      American Restaurant Group Holdings, Inc. - 144A*...........    $     4,750
                                                                             -----------

              TOTAL COMMON STOCKS
              (Identified Cost $3,200,517)...............................        698,350
                                                                             -----------

              PREFERRED STOCK (2.8%)
              Entertainment/Gaming & Lodging
  80,000      Fitzgeralds Gaming Corp. (Units)++
              (Identified Cost $2,000,000)...............................      2,240,000
                                                                             -----------

NUMBER OF                                                       EXPIRATION
 WARRANTS                                                         DATE
---------                                                       ---------
              WARRANTS (c) (0.1%)
              Aerospace (0.1%)
   2,500      Sabreliner Corp. - 144A*......................     04/15/03           25,060
                                                                              ------------

              Broadcast Media (0.0%)
     750      Australis Holdings Ltd. - 144A* (Australia)...     10/30/01          --
                                                                              ------------

              Cable & Telecommunications (0.0%)
     800      Hyperion Telecommunication, Inc. (Series B) -
               144A*........................................     04/01/01           24,000
                                                                              ------------

              Containers (0.0%)
   2,000      Crown Packaging Holdings, Ltd. - 144A*........     11/01/03          --
                                                                              ------------

              Entertainment/Gaming & Lodging (0.0%)
   1,250      Fitzgeralds South Inc. - 144A*................     03/15/99          --
                                                                              ------------

              Manufacturing (0.0%)
  10,000      Uniroyal Technology Corp. ....................     06/01/03           15,000
                                                                              ------------

              Retail (0.0%)
   2,000      County Seat Holdings Co. .....................     10/15/98          --
                                                                              ------------

              TOTAL WARRANTS
              (Identified Cost $239,867).................................           64,060
                                                                              ------------

        SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                    COUPON             MATURITY
THOUSANDS                                     RATE                DATE                VALUE
----------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS (e) (10.6%)
              U.S. GOVERNMENT AGENCIES
 $ 8,550      Federal Home Loan
               Mortgage Corp.
               (Amortized Cost
               $8,546,099)............    5.38 - 5.75%     08/01/97 - 08/08/97     $ 8,546,099
                                                                                   -----------

              TOTAL INVESTMENTS
              (Identified Cost $88,113,721) (f).......................  101.3%      81,892,775

              LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.........    (1.3)      (1,065,091)
                                                                        -----       ----------

              NET ASSETS..............................................  100.0%     $80,827,684
                                                                        =====      ===========

---------------------
  *   Resale is restricted to qualified institutional investors.
 ** Some or all of these securities are segregated in connection with the purchase of when issued securities.
 ++ Consists of one or more classes of securities traded together as a unit; stocks or bonds with attached warrants.
  +   Payment-in-kind security.
 ++ Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
(WI)  Security purchased on a when issued basis.
 (a)  Non-income producing security; issuer in bankruptcy.
 (b)  Non-income producing security; issuer in default.
 (c)  Non-income producing security.
 (d)  Acquired through exchange offer.
 (e) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
 (f) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,988,844 and the aggregate gross unrealized depreciation is $10,209,790, resulting in net unrealized depreciation of $6,220,946.



        SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST III

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $88,113,721)........................................    $ 81,892,775
Cash..................................................................          60,392
Interest receivable...................................................       1,543,619
Prepaid expenses and other assets.....................................           3,878
                                                                          ------------

    TOTAL ASSETS......................................................      83,500,664
                                                                          ------------

LIABILITIES:
Payable for:
    Investments purchased.............................................       2,543,023
    Investment management fee.........................................          55,992
Accrued expenses and other payables...................................          73,965
                                                                          ------------

    TOTAL LIABILITIES.................................................       2,672,980
                                                                          ------------

    NET ASSETS........................................................    $ 80,827,684
                                                                          ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.......................................................    $121,076,287
Net unrealized depreciation...........................................      (6,220,946)
Accumulated undistributed net investment income.......................         943,382
Accumulated net realized loss.........................................     (34,971,039)
                                                                          ------------

    NET ASSETS........................................................    $ 80,827,684
                                                                          ============

NET ASSET VALUE PER SHARE,
 12,876,779 shares outstanding
 (unlimited shares authorized of $.01 par value)......................           $6.28
                                                                                 =====

        SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST III

STATEMENT OF OPERATIONS
For the six months ended July 31, 1997 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME........................................................    $ 5,264,521
                                                                           -----------

EXPENSES
Investment management fee..............................................        292,918
Shareholder reports and notices........................................         28,806
Professional fees......................................................         28,516
Transfer agent fees and expenses.......................................         20,400
Registration fees......................................................         12,159
Custodian fees.........................................................          6,821
Trustees' fees and expenses............................................          6,481
Other..................................................................          5,745
                                                                           -----------

    TOTAL EXPENSES.....................................................        401,846
                                                                           -----------

    NET INVESTMENT INCOME..............................................      4,862,675
                                                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss......................................................     (1,973,414)
Net change in unrealized depreciation..................................      3,867,085
                                                                           -----------

    NET GAIN...........................................................      1,893,671
                                                                           -----------

NET INCREASE...........................................................    $ 6,756,346
                                                                           ===========

        SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST III

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR
                                                            JULY 31,            ENDED
                                                              1997         JANUARY 31, 1997
-------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................    $ 4,862,675        $  9,871,376
Net realized loss.....................................     (1,973,414)         (5,170,842)
Net change in unrealized depreciation.................      3,867,085           1,902,122
                                                          -----------        ------------

    NET INCREASE......................................      6,756,346           6,602,656

Dividends from net investment income..................     (4,635,562)        (10,172,655)
                                                          -----------        ------------

    NET INCREASE (DECREASE)...........................      2,120,784          (3,569,999)
NET ASSETS:
Beginning of period...................................     78,706,900          82,276,899
                                                          -----------        ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $943,382 and $716,269, respectively)..............    $80,827,684        $ 78,706,900
                                                          ===========        ============

        SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME ADVANTAGE TRUST III

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

High Income Advantage Trust III (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust seeks to achieve its objective by investing primarily in lower-rated fixed income securities. The Trust was organized as a Massachusetts business trust on November 23, 1988 and commenced operations on February 28, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Trust's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by

HIGH INCOME ADVANTAGE TRUST III

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

HIGH INCOME ADVANTAGE TRUST III

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1997 aggregated $49,076,217 and $53,344,656, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager, is the Trust's transfer agent. At July 31, 1997, the Trust had transfer agent fees and expenses payable of approximately $6,900.

4. SHARES OF BENEFICIAL INTEREST

                                                                                                                   CAPITAL
                                                                                                                   PAID IN
                                                                                                                  EXCESS OF
                                                                                      SHARES       PAR VALUE      PAR VALUE
                                                                                    ----------     ---------     ------------
Balance, January 31, 1996, January 31, 1997 and July 31, 1997...................    12,876,779     $128,768      $120,947,519
                                                                                    ==========     ========      ============

5. DIVIDENDS

The Trust declared the following dividends from net investment income:

  DECLARATION        AMOUNT             RECORD                PAYABLE
      DATE          PER SHARE            DATE                  DATE
----------------    ---------     ------------------    -------------------
 July 29, 1997        $0.06         August 8, 1997        August 22, 1997
August 26, 1997       $0.06       September 5, 1997     September 19, 1997

6. FEDERAL INCOME TAX STATUS

At January 31, 1997, the Trust had net capital loss carryover of approximately $30,834,000 which may be used to offset future capital gains to the extent provided by regulations which is available through January 31 of the following years:

               AMOUNTS IN THOUSANDS
---------------------------------------------------
 2000       2002       2003        2004       2005
------     ------     -------     ------     ------
$9,648     $3,256     $10,665     $4,258     $3,007
======     ======     =======     ======     ======

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $2,135,000 during fiscal 1997.

At January 31, 1997, the Trust had temporary book/tax differences primarily attributable to post-October losses.

HIGH INCOME ADVANTAGE TRUST III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                     FOR THE SIX
                                                                     MONTHS ENDED       FOR THE YEAR ENDED JANUARY 31
                                                                       JULY 31,         -----------------------------
                                                                         1997               1997             1996
---------------------------------------------------------------------------------------------------------------------
                                                                     (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............................      $   6.11           $     6.39       $     6.12
                                                                       --------           ----------       ----------
Net investment income............................................          0.38                 0.77             0.75
Net realized and unrealized gain (loss)..........................          0.15                (0.26)            0.24
                                                                       --------           ----------       ----------
Total from investment operations.................................          0.53                 0.51             0.99
                                                                       --------           ----------       ----------
Less dividends from net investment income........................         (0.36)               (0.79)           (0.72)
                                                                       --------           ----------       ----------
Net asset value, end of period...................................      $   6.28           $     6.11       $     6.39
                                                                       ========           ==========       ==========
Market value, end of period......................................      $   7.50           $     7.00       $     6.75
                                                                       ========           ==========       ==========
TOTAL INVESTMENT RETURN+.........................................         12.62%(1)            16.03%           15.31%
RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................................          1.02%(2)             0.98%            1.00%
Net investment income............................................         12.38%(2)            12.13%           11.80%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........................       $80,828              $78,707          $82,277
Portfolio turnover rate..........................................            65%(1)              161%              78%


                                                                               FOR THE YEAR ENDED JANUARY 31
                                                                     ---------------------------------------------
                                                                         1995              1994           1993
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............................    $     7.57       $     6.70       $     6.83
                                                                     ----------       ----------       ----------
Net investment income............................................          0.75             0.81             0.91
Net realized and unrealized gain (loss)..........................         (1.43)            0.91            (0.13)
                                                                     ----------       ----------       ----------
Total from investment operations.................................         (0.68)            1.72             0.78
                                                                     ----------       ----------       ----------
Less dividends from net investment income........................         (0.77)           (0.85)           (0.91)
                                                                     ----------       ----------       ----------
Net asset value, end of period...................................    $     6.12       $     7.57       $     6.70
                                                                     ==========       ==========       ==========
Market value, end of period......................................    $     6.50       $     7.75       $    6.875
                                                                     ==========       ==========       ==========
TOTAL INVESTMENT RETURN+.........................................         (6.30)%          26.21%           20.77%
RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................................          1.02%            0.99%            1.06%
Net investment income............................................         11.04%           11.40%           13.22%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........................       $78,765          $97,466          $86,305
Portfolio turnover rate..........................................            82%             231%             118%

---------------------
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

Trustees
-----------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers
-----------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer

Transfer Agent
-----------------------------------------------------
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Accountants
-----------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Manager
-----------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.



High
Income
Advantage
Trust III


Semiannual Report
July 31, 1997